Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 77,814	$ 577,164
12 months or more - Fair Value	481,405	18,653
Total - Fair Value	559,219	595,817
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	637	10,717
12 months or more - Gross Unrealized Loss	8,224	684
Total - Gross Unrealized Loss	8,861	11,401
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	29,734	102,266
12 months or more - Fair Value	98,090	0
Total - Fair Value	127,824	102,266
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	266	2,621
12 months or more - Gross Unrealized Loss	1,800	0
Total - Gross Unrealized Loss	2,066	2,621
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	48,080	359,622
12 months or more - Fair Value	266,394	4,713
Total - Fair Value	314,474	364,335
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	371	5,766
12 months or more - Gross Unrealized Loss	4,344	117
Total - Gross Unrealized Loss	4,715	5,883
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	40,705
12 months or more - Fair Value	40,162	0
Total - Fair Value	40,162	40,705
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	251
12 months or more - Gross Unrealized Loss	108	0
Total - Gross Unrealized Loss	108	251
Small Business Administration-Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	64,560
12 months or more - Fair Value	67,059	13,940
Total - Fair Value	67,059	78,500
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	1,960
12 months or more - Gross Unrealized Loss	1,862	567
Total - Gross Unrealized Loss	1,862	2,527
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	10,011
12 months or more - Fair Value	9,700	0
Total - Fair Value	9,700	10,011
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	119
12 months or more - Gross Unrealized Loss	110	0
Total - Gross Unrealized Loss	$ 110	$ 119